11. SUPPLEMENTAL DISCLOSURE REGARDING CASH FLOWS: Schedule of Cash Flows Supplemental Items (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details
Cash paid during the year for interest	$ 8,236	$ 93,583	$ 5,514
Cash paid during the year for income taxes	44,070	43,484	0
Transactions not involving cash:
Fair value of acquisition consideration payable in equity (Note 11)	500,000	0	0
Fair value of warrants exercised	$ 0	$ 0	$ 22,695